Employee Benefits	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Employee Benefits
37	EMPLOYEE BENEFITS

Composition	12/31/2021	12/31/2020	12/31/2019
Remunerations	28,021,686	29,701,654	30,124,766
Payroll taxes	6,465,594	6,660,723	8,842,615
Compensations and bonuses to employees	3,907,569	2,943,381	3,595,286
Employee services	1,086,375	842,609	1,007,152

Total	39,481,224	40,148,367	43,569,819